Intangible Assets and Goodwill	6 Months Ended
Jun. 30, 2019
Intangible Assets and Goodwill
Intangible Assets and Goodwill

5.          Intangible Assets and Goodwill

Intangible assets and goodwill relate to the allocation of purchase price associated with the Refinitiv Transaction (see Note 3 – Pushdown Accounting).

The following is a summary of intangible assets which have an indefinite useful life at both June 30, 2019 and December 31, 2018 (in thousands):

Licenses	$168,800
Tradename	154,300
Total	$323,100

Intangible assets that are subject to amortization, including the related accumulated amortization, are comprised as follows (in thousands):

		Successor			Successor
		June 30, 2019			December 31, 2018
	Amortization		Accumulated	Net Carrying		Accumulated	Net Carrying
	Period	Cost	Amortization	Amount	Cost	Amortization	Amount
Customer relationships - Refinitiv Transaction	12 Years	$928,200	$(58,012)	$870,188	$928,200	$(19,338)	$908,862
Content and data	7 Years	154,400	(16,543)	137,857	154,400	(5,514)	148,886
		$1,082,600	$(74,555)	$1,008,045	$1,082,600	$(24,852)	$1,057,748

Amortization expense relating to intangible assets was $24,852,000 and $49,704,000, respectively, for the three and six months ended June 30, 2019, and $6,557,000 and $13,063,000, respectively, for the three and six months ended June 30, 2018.

The estimated annual future amortization for existing intangibles assets through December 31, 2023 is as follows (in thousands):

Remainder of 2019	$49,704
2020	99,408
2021	99,408
2022	99,408
2023	99,408